CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income	$ 12,945,031	79,210,649	79,528,309	188,151,454
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on sale of Available-for-sale securities (note 4)	321,256	1,965,765	0	0
Gain on disposal of property, plant and equipment	(90,352)	(552,865)
Depreciation	19,318,454	118,209,623	102,873,823	97,416,071
Amortization expense	1,088,199	6,658,690	5,397,193	4,976,783
Amortized issuance cost of bonds	839,173	5,134,902	4,442,288
Changes in operating assets and liabilities:
Trade accounts receivable	(28,275,456)	(173,017,513)	(55,683,569)	(2,756,551)
Inventories	(23,459,471)	(143,548,505)	(214,925,240)	(52,075,060)
Prepaid expenses and other current assets	33,999,809	208,044,828	(224,272,782)	51,633,164
Trade accounts payable	(1,996,495)	(12,216,553)	16,667,100	(594,986)
Accrued expenses and other payables	(2,641,084)	(16,160,797)	32,630,587	7,836,558
Income tax payable	(476,180)	(2,913,743)	2,457,487	(27,814,007)
Net cash provided by/(used in) operating activities	11,572,884	70,814,481	(250,884,804)	266,773,426
Cash flows from investing activities:
Restricted bank deposits	(3,322,329)	(20,329,333)	32,959,333	(75,000,000)
Purchases of property, plant and equipment	(12,186,616)	(74,569,901)	(194,168,883)	(48,808,296)
Purchases of available-for-sale securities			(17,778,718)
Proceeds from disposal of property, plant and equipment	103,612	634,000
Proceeds from sale of available-for-sale securities	2,584,238	15,812,953	0	0
Payments of land use rights				(89,648,135)
Refund from excess payments of land use rights			5,565,821
Net cash used in investing activities	(12,821,095)	(78,452,281)	(173,422,447)	(213,456,431)
Cash flows from financing activities:
Proceeds from borrowings	190,880,863	1,168,000,000	911,200,000	1,009,700,000
Repayments of borrowings	(139,107,697)	(851,200,000)	(1,061,200,000)	(676,200,000)
Proceeds from the issuance of bonds, net of issuance costs paid			484,860,000
Net cash provided by financing activities	51,773,166	316,800,000	334,860,000	333,500,000
Effect of foreign currency exchange translation	(463)	(2,831)	25,405	(100)
Net increase (decrease) in cash	50,524,492	309,159,369	(89,421,846)	386,816,895
Cash-beginning of year	85,188,887	521,270,799	610,692,645	223,875,750
Cash-end of year	135,713,379	830,430,168	521,270,799	610,692,645
Supplemental disclosure of cash flow information:
Cash paid for income taxes	4,791,190	29,317,293	24,692,546	90,531,158
Cash paid for interest net of capitalized interest cost	16,814,283	102,886,599	51,336,899	42,767,789
Non-cash investing activities:
Accrued fixed asset purchases	$ 775,751	4,746,821	11,195,275	6,800,347